UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:   JUNE 30
                          --------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

LEONETTI & ASSOCIATES, INC.
PRIVATE FINANCIAL ADVISORS

THE LEONETTI FUND

ANNUAL REPORT

June 30, 2006

(LEONETTI & ASSOCIATES LOGO)

                                                               THE LEONETTI FUND

(LEONETTI & ASSOCIATES LOGO)

Dear Shareholders,

The Leonetti Fund's return for the fiscal year ended June 30, 2006 was 3.36%, well behind your Fund's benchmark, the Lipper Balanced Fund Index, which had a return of 7.03%. After being slightly ahead of the benchmark for the first nine months of the fiscal year, your Fund dropped 4.95% in the last three months of the fiscal year, compared to only a 0.97% decline for the Lipper Balanced Index. The detractors to our performance were our international exposure, especially the emerging markets, the stock market weakness in the semiconductor industry, our health maintenance exposure in 2006, and a pullback in our largest holding measured by the number of shares, Sunrise Senior Living, during the month of June. Contributors to our performance, even though they retreated quite a bit, included a couple of semiconductor holdings, Freescale Semiconductor and Nvidia Corp., a diversified holding United Technologies, RTI International which is in the metals area, mainly titanium, and our largest holding, Eaton Corp., in the diversified operations sector.

The second quarter of 2006 could not follow through with the advance the stock market recorded in the first quarter of 2006 and the fourth quarter of 2005.
All the major indices were lower in the second quarter, with the exception of the Dow Jones Industrial Average, which faired best with a 0.4% gain. The Nasdaq Composite was the worst performer, dropping 7.2%. The Dow Jones Industrial Average was led by a 40% gain for General Motors in the second quarter. The equity indices and the broad market hit their highs in May and began a monstrous sell off shortly after reaching those highs. A combination of factors pressured stocks, such as shenanigans with stock options by companies, a Federal Open Market Committee that continued to raise rates, the yield on the 10-year Treasury note going over 5% for the first time in nearly four years, energy prices that continued to stay high, with the price of a barrel of oil remaining in the $70 neighborhood, the Congressional elections in November, and the health of the economy.

The 10-year Treasury note's yield was as low as 4.3% in January. It moved above 5% in April and closed the second quarter at 5.145%. Treasury yields, especially on the 10-year note, are benchmarks for a wide variety of other market interest rates, notably those of fixed-rate mortgages. For more than a year, bond yields had remained persistently low despite the Federal Reserve's steady increase in short-term rates. These low bond yields helped to hold down the cost of money in the face of the Federal Reserve's interest rate increases, which helped support the economy and the stock market.The stock market has been obsessed with the actions of the Federal Reserve and what their next action will be. After the conclusion of the June meeting, economists lowered their expectations for the Federal Reserve to continue raising rates after August.
The problem that the Federal Reserve faces if they do stop raising rates, is that inflation may accelerate at an uncomfortable pace. However, raising interest rates also has the effect of slowing the pace of growth for the nation's economy.

The acceleration to the downside in the stock market in May was accompanied by bearish pressure from the global markets, especially the emerging markets. The emerging markets had enjoyed several years of out performance to other asset classes, but that was quickly replaced with panic selling as many emerging markets imploded. Gold prices also dropped sharply after reaching a high on May 12, 2006 at $722.60 an ounce. By June 14, 2006 gold prices hit a low at $550.50, for a drop of $172.10, or 24%, in just one month's time. Other metal and commodity stocks suffered similar fates.

The international market topped in early May, but the drop in the emerging markets was significant and quick. Our holdings in the iShares Latin American 40 Fund and the iShares MSCI Emerging Markets hurt The Leonetti Fund's performance, as did one of our biggest gainers in 2005, which we sold in late March, UnitedHealth Group. The company was one of the first to be identified with the stock option's pricing scandal and began a sharp decline in late December that carried through nearly the whole first half of 2006. The overall weakness in the technology sector hurt what is typically the leader in that group, the semiconductor stocks. Finally, a 30% drop in the price of Sunrise Senior Living, our largest holding measured by the number of shares, from it's May high to June 30.

As of June 30, 2006, the Exchange Traded Funds in The Leonetti Fund accounted for just under 20% of the Fund's assets. This compares to the 2% exposure the Fund had on June 30, 2005. During the past nine months, some of the changes that we have continued to make, which we believe have had and should continue to have a positive impact on the performance of your Fund, include: broadening the number of holdings by buying smaller positions, having some international exposure, building larger positions in stocks that are performing in a positive manner, and having less tolerance for positions that have moved against us.

As of June 30, 2006, your Fund's portfolio exposure was 55% equity, 27% fixed income and 18% cash or cash equivalents. The Leonetti Fund's ten largest equity holdings in order were:

Eaton Corp. (ETN)
iShares Russell 2000 Index (IWM)
S&P Midcap 400 Depository Receipts (MDY)
Bank of America (BAC)
Barclays PLC (BCS)
United Technologies (UTX)
iShares S&P 600 Index (IJR)
Dean Foods (DF)
iShares MSCI Emerging Markets (EEM)
Philip Electronics (PHG)

Your Fund's fixed income holdings remained in the under-two-year maturity range. The fixed income holdings consisted of a mixture of U.S. Treasury obligations and corporate notes.

As the decline in the overall market got underway in earnest, we raised our cash position to 18% as the fiscal year ended. The decline in the last three months of the fiscal year was frustrating for us, as our new changes were just starting to take hold in a positive manner. It is our belief that the changes that have been made for The Leonetti Fund should provide stronger performance than its respective benchmark now and in the future.

Historically, we are in the seasonally weak period for the stock market (May-October). We also have the four-year cycle to contend with. During the past 40 years, the four-year cycle has presented a rough patch for the market. Typically, the market has struggled until the fourth quarter of the calendar year where it has found its footing and is ready to start a new advance.

We thank our existing Fund holders for their confidence and welcome our new ones to The Leonetti Fund.

/s/Craig Johnson
Craig Johnson
Portfolio Manager
Leonetti & Associates, Inc.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Opinions expressed are those of Craig T. Johnson and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell securities.

The report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in ETFs and the investor will indirectly bear the principal risks and expenses of the underlying funds. The fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The Lipper Balanced Fund Index is an unmanaged index composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

Fund holdings and portfolio exposures are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Quasar Distributors, LLC, Distributor (8/06)

                               THE LEONETTI FUND

EXPENSE EXAMPLE for the Six Months Ended June 30, 2006 (Unaudited)

As a shareholder of The Leonetti Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/06 - 6/30/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.




                                             Beginning                       Ending                    Expenses Paid
                                              Account                       Account                  During the Period
                                            Value 1/1/06                 Value 6/30/06             1/1/06 - 6/30/06*<F1>
                                            ------------                 -------------             ----------------------
Actual                                         $1,000                        $  986                        $11.33
Hypothetical (5% annual
  return before expenses)                      $1,000                        $1,013                        $11.48



*<F1> Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 2.30% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO ALLOCATION at June 30, 2006 (Unaudited)

Exchange Traded Funds              19.1%
Equity Securities                  36.1%
Bonds                              26.6%
Cash*<F2>                          18.2%

*<F2>  Cash equivalents and other assets less liabilities.

                               THE LEONETTI FUND
             Value of $10,000 vs S&P 500 and Lipper Balanced Index

        Date         The Leonetti Fund      S&P 500      Lipper Balanced Index
        ----         -----------------      -------      ---------------------
        6/30/96           $10,000           $10,000             $10,000
        6/30/97           $11,491           $13,470             $12,062
        6/30/98           $14,261           $17,533             $14,283
        6/30/99           $17,724           $21,523             $15,930
      6/30/2000           $19,817           $23,083             $16,636
      6/30/2001           $17,345           $19,659             $16,462
      6/30/2002           $16,414           $16,123             $15,221
      6/30/2003           $15,657           $16,164             $15,752
      6/30/2004           $17,288           $19,252             $17,744
      6/30/2005           $17,205           $20,470             $19,007
      6/30/2006           $17,783           $22,236             $20,343

                          Average Annual Total Return
                           Period Ended June 30, 2006
1 year                                  3.36%
5 years                                 0.50%
10 years                                5.93%
Since Inception (8/1/95)                6.20%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 30, 1996 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect redemption of fees.

As of June 30, 2006, the S&P 500 Index returned 8.63%, 2.49%, 8.32% and 9.61%
for the one-year, five-year, ten-year and since inception periods, respectively.

As of June 30, 2006, the Lipper Balanced Index returned 7.03%, 4.32%, 7.36% and 7.88% for the one-year, five-year, ten-year and since inception periods, respectively.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more of less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-351-4115.

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general. The index is unmanaged and returns include reinvested dividends. The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper category. One cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at June 30, 2006

       SHARES                                                         VALUE
       ------                                                         -----
COMMON STOCKS: 36.1%
BANKS: 6.6%
       8,000   Bank of America Corp.                              $   384,800
       8,000   Barclays PLC - ADR                                     366,240
                                                                  -----------
                                                                      751,040
                                                                  -----------
CAPITAL GOODS: 8.0%
       8,000   Eaton Corp.                                            603,200
       5,000   United Technologies Corp.                              317,100
                                                                  -----------
                                                                      920,300
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES: 1.0%
       3,000   Waste Connections, Inc. (a)<F3>                        109,200
                                                                  -----------
CONSUMER DURABLES & APPAREL: 2.8%
       3,000   iRobot Corp. (a)<F3>                                    74,640
       8,000   Koninklijke Philips Electronics NV - ADR               249,120
                                                                  -----------
                                                                      323,760
                                                                  -----------
ENERGY: 1.2%
       4,000   Oil States International, Inc. (a)<F3>                 137,120
                                                                  -----------
FOOD BEVERAGE & TOBACCO: 3.9%
       4,000   Campbell Soup Co.                                      148,440
       8,000   Dean Foods Co. (a)<F3>                                 297,520
                                                                  -----------
                                                                      445,960
                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES: 1.9%
       8,000   Sunrise Senior Living, Inc. (a)<F3>                    221,200
                                                                  -----------
HOTELS RESTAURANTS & LEISURE: 1.4%
       4,000   MGM Mirage (a)<F3>                                     163,200
                                                                  -----------
MATERIALS: 1.3%
       4,000   Ball Corp.                                             148,160
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.3%
       8,000   Freescale Semiconductor,
                 Inc.- Class A (a)<F3>                                232,000
       4,000   Microchip Technology, Inc.                             134,200
       6,000   NVIDIA Corp. (a)<F3>                                   127,740
                                                                  -----------
                                                                      493,940
                                                                  -----------
TRANSPORTATION: 1.7%
       4,000   Landstar System, Inc.                                  188,920
                                                                  -----------
UTILITIES: 2.0%
       4,000   Exelon Corp.                                           227,320
                                                                  -----------
TOTAL COMMON STOCKS
  (Cost $3,484,434)                                                 4,130,120
                                                                  -----------

INVESTMENT COMPANIES: 19.1%

EXCHANGE TRADED FUNDS: 19.1%
       6,600   Financial Select Sector
                 SPDR Fund                                            213,048
       8,000   iShares MSCI Canada
                 Index Fund                                           190,000
       3,000   iShares MSCI Emerging
                 Markets Index Fund                                   281,700
       8,000   iShares MSCI Japan
                 Index Fund                                           109,120
       7,000   iShares Russell 2000
                 Index Fund                                           503,300
       5,000   iShares S&P SmallCap
                 600 Index Fund                                       310,500
       3,000   MidCap SPDR
                 Trust Series I                                       417,510
       5,000   Utilities Select Sector
                 SPDR Fund                                            161,450
                                                                  -----------
TOTAL INVESTMENT COMPANIES
  (Cost $2,114,890)                                                 2,186,628
                                                                  -----------

    PRINCIPAL
     AMOUNT
     ------
CORPORATE BONDS: 18.0%

BANKS: 3.9%
   $ 450,000   Bank of America Corp.
                 5.250%, 02/01/2007                                   448,968
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 8.8%
   1,000,000   Hewlett Packard Co.
                 5.750%, 12/15/2006                                 1,000,779
                                                                  -----------
TELECOMMUNICATION SERVICES: 5.3%
     600,000   Verizon Global Funding Corp.
                 6.125%, 06/15/2007                                   602,345
                                                                  -----------
TOTAL CORPORATE BONDS
  (Cost $2,043,947)                                                 2,052,092
                                                                  -----------

U.S. GOVERNMENT OBLIGATION: 8.6%
   1,000,000   U.S. Treasury Note
               4.250%, 11/30/07                                       987,110
                                                                  -----------
TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $998,047)                                                     987,110
                                                                  -----------
SHORT-TERM INVESTMENTS: 18.4%
   2,104,000   Federal Home Loan Bank Discount Note
                 4.950%, 7/3/06                                     2,103,462
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,103,462)                                                 2,103,462
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $10,744,780):  100.2%                                      11,459,412
Liabilities in Excess of Other Assets: (0.2)%                         (28,631)
                                                                  -----------
NET ASSETS: 100.0%                                                $11,430,781
                                                                  -----------
                                                                  -----------


ADR       American Depositary Receipt.
(a)<F3>   Non-income Producing.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2006

  ASSETS
     Investments in securities, at value
       (cost $10,744,780) (Note 2)                                $11,459,412
     Cash                                                                 148
     Receivables:
       Dividends and interest                                          21,351
       Fund shares sold                                                   200
     Prepaid expenses                                                  10,529
                                                                  -----------
          Total assets                                             11,491,640
                                                                  -----------
  LIABILITIES
     Payables:
       Fund shares redeemed                                               440
       Investment advisory fees                                         9,353
       Administration fees                                              2,466
       Custody fees                                                     3,170
       Fund accounting fees                                             8,040
       Transfer agent fees                                              8,191
       Chief compliance officer fees                                    2,083
     Other accrued expenses                                            27,116
                                                                  -----------
          Total liabilities                                            60,859
                                                                  -----------
     NET ASSETS                                                   $11,430,781
                                                                  -----------
                                                                  -----------
     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
       ($11,430,781/815,894 shares outstanding; unlimited
       number of shares authorized without par value)                  $14.01
                                                                       ------
                                                                       ------
  COMPONENTS OF NET ASSETS
     Paid-in capital                                              $ 9,883,723
     Undistributed net investment income                                5,982
     Accumulated net realized gain on investments                     826,444
     Net unrealized appreciation on investments                       714,632
                                                                  -----------
          Net assets                                              $11,430,781
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2006

  INVESTMENT INCOME
     Dividends
       (net of foreign withholding tax of $1,073)                 $    90,894
     Interest                                                         230,987
                                                                  -----------
       Total investment income                                        321,881
                                                                  -----------
  EXPENSES (NOTE 3)
     Investment advisory fees                                         137,161
     Transfer agent fees                                               32,706
     Administration fees                                               30,275
     Fund accounting fees                                              29,418
     Legal fees                                                        17,930
     Registration fees                                                 17,310
     Audit fees                                                        16,968
     Custody fees                                                       8,286
     Reports to shareholders                                            8,101
     Trustee fees                                                       7,208
     Chief compliance officer fees                                      5,000
     Miscellaneous                                                      4,399
     Insurance expense                                                  1,080
                                                                  -----------
       Total expenses                                                 315,842
                                                                  -----------
         NET INVESTMENT INCOME                                          6,039
                                                                  -----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments                               1,644,757
     Change in net unrealized depreciation on investments          (1,043,203)
                                                                  -----------
       Net realized and unrealized gain on investments                601,554
                                                                  -----------
         NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS                              $   607,593
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED         YEAR ENDED
                                               JUNE 30, 2006      JUNE 30, 2005
                                               -------------      -------------
  DECREASE IN NET ASSETS FROM:
  OPERATIONS
     Net investment income                       $     6,039      $    47,092
     Net realized gain on investments              1,644,757          399,334
     Change in net unrealized
       depreciation on investments                (1,043,203)        (543,772)
                                                 -----------      -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                  607,593          (97,346)
                                                 -----------      -----------
  DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                      (47,131)         (73,471)
                                                 -----------      -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (47,131)         (73,471)
                                                 -----------      -----------
  CAPITAL SHARE TRANSACTIONS
     Net decrease in net assets derived
       from net change in outstanding
       shares (a)<F4>                             (5,252,531)      (4,469,204)
                                                 -----------      -----------
        TOTAL DECREASE IN NET ASSETS              (4,692,069)      (4,640,021)
                                                 -----------      -----------
  NET ASSETS
     Beginning of year                            16,122,850       20,762,871
                                                 -----------      -----------
     END OF YEAR                                 $11,430,781      $16,122,850
                                                 -----------      -----------
                                                 -----------      -----------
  Undistributed net investment income            $     5,982      $    47,074
                                                 -----------      -----------
                                                 -----------      -----------

(a)<F4>   Summary of capital share transactions is as follows:



                                                     YEAR ENDED                                    YEAR ENDED
                                                   JUNE 30, 2006                                 JUNE 30, 2005
                                             --------------------------                   ----------------------------
                                             Shares               Value                  Shares                  Value
                                             ------               -----                  ------                  -----
  Shares sold                                 19,673               $278,901                18,458                 $252,407
  Shares issued in reinvestment
    of distributions                           3,242                 46,720                 5,185                   73,007
  Shares redeemed                           (392,630)            (5,578,152)             (351,788)              (4,794,618)
                                            --------            -----------              --------              -----------
  Net decrease                              (369,715)           $(5,252,531)             (328,145)             $(4,469,204)
                                            --------            -----------              --------              -----------
                                            --------            -----------              --------              -----------


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year



                                                                          YEAR ENDED JUNE 30,
                                               2006             2005             2004              2003              2002
                                               ----             ----             ----              ----              ----
Net asset value,
  beginning of year                           $13.60            $13.72          $12.49            $13.25            $14.27
                                              ------            ------          ------            ------            ------

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                         0.02              0.05            0.05              0.09              0.12
  Net realized and unrealized
    gain (loss) on investments                  0.44             (0.11)           1.25             (0.71)            (0.89)
                                              ------            ------          ------            ------            ------
Total from investment operations                0.46             (0.06)           1.30             (0.62)            (0.77)
                                              ------            ------          ------            ------            ------

  LESS DISTRIBUTIONS:
  From net investment income                   (0.05)            (0.06)          (0.07)            (0.14)            (0.12)
  From net realized gain                          --                --              --                --             (0.13)
                                              ------            ------          ------            ------            ------
Total distributions                            (0.05)            (0.06)          (0.07)            (0.14)            (0.25)
                                              ------            ------          ------            ------            ------
Net asset value, end of year                  $14.01            $13.60          $13.72            $12.49            $13.25
                                              ------            ------          ------            ------            ------
                                              ------            ------          ------            ------            ------
Total return                                    3.36%            (0.48)%         10.42%            (4.61)%           (5.36)%

  RATIOS/SUPPLEMENTAL DATA:
  Net assets,
    end of year (millions)                     $11.4             $16.1           $20.8             $22.1             $25.5
  Ratio of expenses to
    average net assets                          2.30%             1.96%           1.82%             1.94%             1.86%
  Ratio of net investment
    income to average
    net assets                                  0.04%             0.25%           0.33%             0.66%             0.87%
  Portfolio turnover rate                      97.53%            90.62%          87.85%            70.34%            80.69%


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at June 30, 2006

NOTE 1 - ORGANIZATION

 The Leonetti Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund commenced operations on August 1, 1995.

 The Fund's investment objective is to seek total return through a combination of income and capital growth, consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund's Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At June 30, 2006, the Fund held no fair valued securities.

       Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of 60 days or more, for which reliable market quotations are readily available shall each be valued at current market quotations using the mean between the bid and ask price as provided by an independent pricing service or principal market maker. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

 B. Federal Income Taxes. The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

       In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

       At June 30, 2006, the Fund utilized its capital loss carryforward of $833,621 to offset current year gains. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had no post-October losses.

C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

 D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

 E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 F. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share is equal to the Fund's net asset value per share.

 G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2006, there were no permanent items identified that have been reclassified among components of net assets.

 H. New Accounting Pronouncement. On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

 Leonetti & Associates, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended June 30, 2006, The Leonetti Fund incurred $137,161 in advisory fees.

 U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator (the "Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $15 million             $30,000
          $15 to $50 million            0.20% of average daily net assets
          $50 to $100 million           0.15% of average daily net assets
          $100 to $150 million          0.10% of average daily net assets
          Over $150 million             0.05% of average daily net assets

 For the year ended June 30, 2006, the Fund incurred $30,275 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.

 U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

 Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as custodian (the "Custodian") to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

 For the year ended June 30, 2006, the Fund was allocated $5,000 of the Trust's Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

 For the year ended June 30, 2006, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $12,279,535 and $18,623,956 respectively.

 For the year ended June 30, 2006, the cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations, excluding short-term investments, were $998,047 and $600,000 respectively.

NOTE 5 - REPURCHASE AGREEMENTS

 The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the respective Fund in each agreement, and the Fund will make payment of for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

 If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

 The tax character of distributions paid during the years ended June 30, 2006 and 2005 was as follows:
                                      2006                2005
                                      ----                ----
  Distributions paid from:
     Ordinary income                $47,131             $73,470
     Long-term capital gain              --                  --

 As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:
     Cost of investments                                   $10,744,780
                                                           -----------
                                                           -----------
     Gross tax unrealized appreciation                         813,337
     Gross tax unrealized depreciation                         (98,705)
                                                           -----------
     Net tax unrealized appreciation                       $   714,632
                                                           -----------
     Undistributed ordinary income                         $     5,982
     Undistributed long-term capital gain                      826,444
                                                           -----------
     Total distributable earnings                          $   832,426
                                                           -----------
     Other accumulated gains/(losses)                      $        --
                                                           -----------
     Total accumulated earnings/(losses)                   $ 1,547,058
                                                           -----------
                                                           -----------

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

  The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                          TERM OF           PRINCIPAL                          IN FUND
                           POSITION       OFFICE AND        OCCUPATION                         COMPLEX*<F5>        OTHER
NAME, ADDRESS              WITH           LENGTH OF         DURING PAST                        OVERSEEN            DIRECTORSHIPS
AND AGE                    THE TRUST      TIME SERVED       FIVE YEARS                         BY TRUSTEES         HELD
-------                    ---------      -----------       ----------                         -----------         ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry           Chairman       Indefinite        President, Talon Industries,            1              Allegiant Funds.
(born 1943)                and            Term              Inc. (administrative,
2020 E. Financial Way      Trustee        since             management and business
Suite 100                                 May 1991.         consulting); formerly Chief
Glendora, CA 91741                                          Operating Officer, Integrated
                                                            Asset Management
                                                            (investment advisor and
                                                            manager) and formerly
                                                            President, Value Line, Inc.
                                                            (investment advisory and
                                                            financial publishing firm).

Wallace L. Cook            Trustee        Indefinite        Financial Consultant;                   1              None.
(born 1939)                               Term              formerly Senior Vice
2020 E. Financial Way                     since             President, Rockefeller Trust
Suite 100                                 May 1991.         Co.; Financial Counselor,
Glendora, CA 91741                                          Rockefeller & Co.

Carl A. Froebel            Trustee        Indefinite        Owner, Golf Adventures,                 1              None.
(born 1938)                               Term              LLC, (Vacation Services).
2020 E. Financial Way                     since             Formerly President and
Suite 100                                 May 1991.         Founder, National Investor
Glendora, CA 91741                                          Data Services, Inc.
                                                            (investment related
                                                            computer software).

Steven J. Paggioli         Trustee        Indefinite        Consultant since July                   1              Trustee,
(born 1950)                               Term              2001; formerly, Executive                              Managers
2020 E. Financial Way                     since             Vice President, Investment                             Funds; Trustee,
Suite 100                                 May 1991.         Company Administration,                                Managers AMG
Glendora, CA 91741                                          LLC ("ICA") (mutual fund                               Funds; Director,
                                                            administrator).                                        Guardian
                                                                                                                   Mutual Funds.

Rowley W.P. Redington      Trustee        Indefinite        President; Intertech                    1              None.
(born 1944)                               Term              Computer Services Corp.
2020 E. Financial Way                     since             (computer services and
Suite 100                                 May 1991.         consulting).
Glendora, CA 91741

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky           President      Indefinite        Vice President, U.S.                    1              Not
(born 1947)                               Term since        Bancorp Fund Services,                                 Applicable.
2020 E. Financial Way                     August 2002.      LLC since July 2001;
Suite 100                  Chief          Indefinite        formerly, Senior Vice
Glendora, CA 91741         Compliance     Term since        President, ICA (May 1997-
                           Officer        September         July 2001).
                                          2004.

Eric W. Falkeis            Treasurer      Indefinite        Chief Financial Officer,                1              Not
(born 1973)                               Term since        U.S. Bancorp Fund Services,                            Applicable.
615 East Michigan St.                     August 2002.      LLC since April 2006;
Milwaukee, WI 53202                                         formerly Vice President, U.S.
                                                            Bancorp Fund Services, LLC;
                                                            formerly Chief Financial
                                                            Officer, Quasar Distributors,
                                                            LLC.

Angela L. Pingel           Secretary      Indefinite        Counsel, U.S. Bancorp                   1              Not
(born 1971)                               Term since        Fund Services LLC since                                Applicable.
615 East Michigan St.                     December          2004; formerly, Associate,
Milwaukee, WI 53202                       2005.             Krukowski & Costello, S.C.,
                                                            (2002-2004); formerly, Vice
                                                            President - Investment
                                                            Operations, Heartland
                                                            Advisors, Inc. (1994-2002).


All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act.

*<F5> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

FEDERAL TAX INFORMATION (Unaudited)

The Leonetti Fund designates 100% of the ordinary distributions paid during the year ended June 30, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2006, 100% of the ordinary distributions paid by the Leonetti Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Leonetti Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (800) 537-3585. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                    -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Leonetti Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at
(800) 537-3585, or by accessing the SEC's website at www.sec.gov.  Information
                                                     -----------
regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by calling
(800) 537-3585 or through the SEC's website at www.sec.gov.
                                               -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Leonetti Fund and the Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of The Leonetti Fund, a series of shares of Professionally Managed Portfolios, including the schedule of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for year ended June 30, 2002 was audited by other auditors whose report dated August 2, 2002 expressed an unqualified opinion on that statement and the financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Leonetti Fund as of June 30, 2006, the results of its operations for the year then end, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, PA
July 27, 2006
                                    ADVISOR
                          LEONETTI & ASSOCIATES, INC.
                         1130 Lake Cook Road, Suite 300
                            Buffalo Grove, IL 60089
                             www.leonettiassoc.com

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               Custody Operations
                      1555 N. RiverCenter Drive, Suite 302
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (800) 537-3585

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                               The Leonetti Fund
                                 Symbol - LEONX
                               CUSIP - 742935828

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that each member of the Trust's audit committee is financially literate and independent. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each "audit committee financial experts" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                         FYE  6/30/2006      FYE  6/30/2005
                         --------------      --------------

Audit Fees                   $15,000             $14,500
Audit-Related Fees             N/A                 N/A
Tax Fees                     $2,000              $2,000
All Other Fees                 N/A                 N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees               FYE  6/30/2006      FYE  6/30/2005
----------------------               --------------      --------------
Registrant                                N/A                 N/A
Registrant's Investment Adviser           N/A                 N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   September 5, 2006
            ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F6> /s/ Robert M. Slotky
                                   ---------------------------------
                                   Robert M. Slotky, President

     Date  September 5, 2006
           ------------------------------------------------

     By (Signature and Title)*<F6> /s/ Eric W. Falkeis
                                   ---------------------------------
                                   Eric W. Falkeis, Treasurer

     Date  September 5, 2006
           ------------------------------------------------

*<F6> Print the name and title of each signing officer under his or her signature.